Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
ASSETS
Cash and due from financial institutions	$ 4,035	$ 4,297
Interest-bearing demand deposits	8,769	8,811
Cash and cash equivalents	12,804	13,108
Time deposits in other financial institutions	4,201	3,711
Securities available for sale	71	134
Securities held-to-maturity, at amortized cost- approximate fair value of $1,523 and $4,151 at June 30, 2017 and 2016, respectively	1,487	4,079
Loans, net of allowance of $1,533 and $1,515 at June 30, 2017 and 2016, respectively	258,244	238,468
Real estate owned, net	358	527
Premises and equipment, net	5,810	6,022
Federal Home Loan Bank stock, at cost	6,482	6,482
Accrued interest receivable	679	710
Bank-owned life insurance	3,158	3,064
Goodwill	14,507	14,507
Prepaid federal income taxes	74	93
Prepaid expenses and other assets	610	966
Total assets	308,485	291,871
LIABILITIES AND SHAREHOLDERS' EQUITY
Deposits	182,845	188,572
Federal Home Loan Bank advances	55,780	33,211
Advances by borrowers for taxes and insurance	818	741
Accrued interest payable	21	22
Deferred federal income taxes	719	642
Deferred revenue	578	595
Other liabilities	578	573
Total liabilities	241,339	224,356
Commitments and contingencies
Shareholders' equity
Preferred stock, 500,000 shares authorized, $.01 par value; no shares issued and outstanding
Common stock, 20,000,000 shares authorized, $.01 par value; 8,596,064 shares issued	86	86
Additional paid-in capital	35,084	34,639
Retained earnings	34,180	34,732
Unearned employee stock ownership plan (ESOP)	(850)	(1,036)
Treasury shares at cost, 151,549 and 112,563 common shares at June 30, 2017 and 2016, respectively	(1,355)	(937)
Accumulated other comprehensive income	1	31
Total shareholders' equity	67,146	67,515
Total liabilities and shareholders' equity	$ 308,485	$ 291,871